Note 15 - Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about other current liabilities [text block]
[US$ thousands]	As of December 31,
Other current liabilities	2018	2019
Accrued personnel expenses	6,919	10,472
Trading liability (1)	500	-
Unsettled trades (1)	335	-
Customer deposits	-	2,694
Other current liabilities	1,947	1,976
Total	9,701	15,142